Share Capital - Disclosure of Detailed Information About Gearing Ratio (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Feb. 02, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of classes of share capital [abstract]
Total borrowings	$ 38,913		$ 20,967
Less Cash and cash equivalents	(3,791)		(1,962)	$ (10,739)	$ (2,644)
Net debt	35,122		19,005
Equity	(6,284)	$ 9,880	10,519	$ (5,710)	$ (9,044)
Total Capital	$ 28,838		$ 29,524
Gearing ratio	122.00%		64.00%